Unsecured Notes Payable	12 Months Ended
Mar. 31, 2021
Unsecured Notes Payable and Warrants [Abstract]
UNSECURED NOTES PAYABLE

NOTE 14.  UNSECURED NOTES PAYABLE

Following is a roll-forward of notes payable:

	CURRENT	CURRENT	NON-CURRENT
(In thousands)	PPL	iOx	SalvaRx	Total

Balance, April 1, 2019	$193	$100	$3,370	$3,663
Repayment	–	–	(300)	(300)
Amortization of debt discount	7	–	258	265
Loss on extinguishment of debt	–	–	33	33
Balance, March 31, 2020	200	100	3,361	3,661
Repayment	–	–	(1,020)	(1,020)
Amortization of debt discount	–	–	76	76
Value of notes exchanged in warrant exercise	–	–	(2,640)	(2,640)
Settlement in connection with disposition of PPL	(200)	–	–	(200)
Loss on extinguishment of debt	–	–	223	223
Proceeds from loan payable	–	50	–	50
Balance, March 31, 2021	$–	$150	$–	$150

PPL and EyGen Unsecured Notes Payable

During the year ended March 31, 2017, the Company's subsidiaries, PPL and EyGen, completed a private placement of unsecured notes (the "PPL Unsecured Notes"). The balance outstanding as of March 31, 2020 was $0.2 million.

The PPL Unsecured Notes were settled as part of the disposition of PPL in March 2021 (see Note 8, “Disposition of PPL”).

SalvaRx Unsecured Notes Payable and Warrants

In connection with the SalvaRx Acquisition in January 2019, the Company assumed $3.96 million of principal in unsecured notes due on March 2, 2021 (or earlier upon a qualifying event), that bear interest at 7% per annum (the "SalvaRx Notes"). The fair value of the SalvaRx Notes was determined to be $3.4 million at January 2019. As the SalvaRx Acquisition was a qualifying event, the SalvaRx Notes became due upon the acquisition. In December 2019, the maturity date of the SalvaRx Notes was extended to June 2021.

The holders of the SalvaRx Notes received $7,500 of warrants in respect of each $10 thousand of principal issued. The warrants vest in the event of a qualifying transaction and are exercisable at a 30% discount to the implied valuation of SalvaRx. On the Acquisition Date, the fair value of the warrants, which are included in non-controlling interest, was determined to be $2.5 million using the Black Scholes Model.

During September 2020, the Company settled the SalvaRx Notes obligations originally due in June 2021 in an aggregate principal amount of approximately $3.7 million, plus accrued interest of $0.75 million in exchange for cash payments totaling $1.77 million and 397,604 of the associated SalvaRx warrants with an exercise price of $6.64 per share. The noteholders who accepted the offer exchanged their SalvaRx warrants for an equal number of Portage shares at the same price per share. The Company accounted for the contractual value of the exercised and outstanding warrants of $2.64 million (397,604 shares at $6.64 per share) as accrued equity issuable at September 30, 2020. The Company also recorded a loss of $1.26 million during the year ended March 31, 2021, to recognize the discount between the fair value of the underlying shares on October 13, 2020, the settlement date, ($9.80 per share) and the warrant exercise (contract) price of $6.64 per share.

Four of the Company's directors, Gregory Bailey, James Mellon, Steven Mintz (in trust) and Kam Shah, received, in total, 363,718 of the warrants pursuant to this transaction. Subsequent to the exercise of the warrants in October 2020, Portage had 12,083,395 and 49,701 issued and outstanding shares and warrants, respectively.

The Company also recorded a loss on early extinguishment of debt of $0.22 million in the year ended March 31, 2021.

iOx Unsecured Notes Payable

In connection with the SalvaRx Acquisition in January 2019, the Company assumed $2.0 million of 7% convertible notes issued by iOx, a wholly owned subsidiary of SalvaRx (the “Convertible Notes”), of which the Company holds $1.9 million. As a result of the SalvaRx Acquisition, iOx became a subsidiary of the Company during the year ended March 31, 2019. In accordance with IFRS 3, the fair value, including interest receivable, of the Convertible Notes were effectively settled against the note receivable upon the business combination. The remaining Convertible Notes issued to a third party, including the conversion option, are recorded at a fair value of $0.1 million. An additional $0.05 million Convertible Note, which also included warrants to purchase additional shares, was funded in 2021. The holder of the Convertible Notes can convert the notes and accrued interest into ordinary shares of iOx at any time before maturity at £120 per share. There is an automatic conversion in the event iOx raises $2.0 million, and the conversion price will be determined based on the timing of the capital raised and the price at which the money was raised. iOx has the right to repay the Convertible Notes together with accrued interest at any time.

The $0.15 million Convertible Notes were settled in July 2021. See Note 25, “Events After the Balance Sheet Date” for a discussion of the Loan and Fee Settlement.